Right-of-use assets	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets

18.   RIGHT-OF-USE ASSETS

a)Right-of-use assets

Right-of-use assets for the year ended December 31, 2020 and 2019, are detailed as follows:

Changes 2020	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	3,023	66,858	185,918	255,799
New contracts of right-of-use assets	14,080	551	4,546	19,177
Increases (decreases) from foreign currency translation differences	555	(10,472)	(21,080)	(30,997)
Removals	-	(75)	(159)	(234)
Depreciation	(1,357)	(11,366)	(23,768)	(36,491)
Other increases (decreases)	132	82	14,952	15,166
Total changes	13,410	(21,280)	(25,509)	(33,379)
Closing balance as of December 31, 2020	16,433	45,578	160,409	222,420

Changes 2019	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019 before application of IFRS 16	-	1,424	181,931	183,355
Effects first application IFRS 16	3,448	50,840	17,538	71,826
Opening balance as of January 1, 2019 after application of IFRS 16	3,448	52,264	199,469	255,181
Increases (decreases) from foreign currency translation differences	(90)	(1,328)	1,557	139
Depreciation	(618)	(13,049)	(27,111)	(40,778)
Other increases (decreases)	283	28,971	12,003	41,257
Total changes	(425)	14,594	(13,551)	618
Closing balance as of December 31, 2019	3,023	66,858	185,918	255,799

As of December 31, 2020 and 2019, the main right-of-use assets and lease liabilities are detailed as follows:

- Lease contract with Banco de Crédito del Perú, for a 9-year term at a 5.8% fixed rate in U.S. dollars, with quarterly amortization that began on March 31, 2014. This lease was signed to finance the “Cold Generation Reserve” Unit.

- On July 21, 2016, a lease contract was signed with Banco de Crédito del Perú. That lease is for a 5-year term at a fixed rate of 3.68% in U.S. dollars, with quarterly amortization that began the second half of 2018. This lease was signed to finance a compressor and a natural gas station for the “Cold Generation Reserve” Unit of the Malacas thermal power plant (TG5).

- Lease contract signed on December 16, 2015, with Scotiabank, which is for a six and a half-year term, at a fixed rate of 3.75% in U.S. dollars, with quarterly amortization that began in September 2017. This lease was signed to finance the new TG-6 turbine for the Malacas thermal power plant (TG6).

- In addition, as a consequence of the application of IFRS 16 (see Note 3.f), the Group recognized as of January 1, 2019 rights of use assets related to property, plant and equipment in the amount of ThUS$71,826.

The present value of future payments derived from those contracts is detailed as follows:

	12-31-2020			12-31-2019
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	56,509	5,017	51,492	88,846	7,203	81,643
From one to two years	32,680	4,718	27,962	49,186	6,478	42,708
From two to three years	16,395	3,454	12,941	31,187	4,946	26,241
From three to four years	12,393	2,818	9,575	17,065	3,392	13,673
From one to five years	11,798	2,073	9,725	10,055	2,128	7,927
More than five years	36,747	5,882	30,865	20,318	2,243	18,075
Total	166,522	23,962	142,560	216,657	26,390	190,267

b)Short-term and low value leases

The consolidated statement of income for the years ended December 31, 2020 and 2019 includes expenses in the amount of ThUS$10,641 and ThUS$10,341, respectively, that correspond to short-term rental payments for a total amount of ThUS$3,046 in 2020 and ThUS$4,040 in 2019, lease of low value underlying assets in the amount of ThUS$1,281 in 2020 and ThUS$226 in 2019 and amounts related to variable leases in the amount of ThUS$6,314 in 2020 and ThUS$6,075 in 2019, which are exempt from the application of IFRS 16 (See Note 3.f).

As of December 31, 2020, and 2019 future payments derived from those contracts are detailed as follows:

	12-31-2020	12-31-2019
	ThUS$	ThUS$
Less than one year	196	866
From one to two years	1,281	0
From two to three years	—	0
From three to four years	—	0
From four to five years	—	0
More than five years	—	0
Total	1,477	866